Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks	12 Months Ended
Dec. 31, 2025
Description of Business, Organization, Basis of Presentation and Significant Concentrations and Risks [Abstract]
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
1	DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS

(a)	Description of business

VISIONSYS AI INC. (“VSA”, formerly known as TCTM Kids IT Education Inc.), through its wholly-owned subsidiaries (collectively referred to hereinafter as the “Company”), is principally engaged in brain-computer interface (BCI) products and solutions including signal decoding services in accordance with the client’s technical specifications and requirements. Substantially all of the Company’s operations and revenues are based in the PRC.

On April 7, 2025, the Company changed its ticker symbol from “TCTM” to “VSA”.

In 2024, the Company completed the disposal of its professional education business through contractual arrangements and equity transfer agreements (the “Divestiture 2024”).

In 2025, the Company completed the disposal of its STEM education business through a series of contractual arrangements, including equity transfer agreements, pursuant to which it disposed of 100% of the equity interests in the relevant subsidiaries (the “Disposition 2025”). Following the completion of the Disposition 2025, the Company no longer retains any ownership interest in the STEM education business.

Following the completion of the Divestiture 2024 and the Disposition 2025, the Company has focused its operations on its brain-computer interface business. For more details regarding these transactions, see “Item 4. Information on the Company—A. History and Development of the Company.”

The Divestiture represents a strategic shift and has a major impact on the Company’s result of operations. Accordingly, assets, liabilities, results of operations, and cash flows related to STEM education business have been reflected in the accompanying consolidated financial statements as discontinued operation for all periods presented. The consolidated balance sheets as of December 31, 2024 and 2025, consolidated statements of operations and comprehensive (loss) income and consolidated statements of cash flows for the years ended December 31, 2023, 2024 and 2025 have been adjusted to reflect this change (See Note 3).

In November 2025, the Company agreed to sell 9,230,750 American Depositary Shares (“ADS”) and accompanying series A warrants to purchase up to 9,230,750 ADSs (the “Series A Warrants”) in a registered direct offering. The combined effective offering price for each ADS and the accompanying Series A Warrant is $1.30 (the “Offering Price”), raising aggregate gross proceeds of approximately US$12.0 million before deduction of relevant fees. The Offered Units are offered and sold under the Registration Statement on Form F-3 (File No. 333-284305) (the “Registration Statement”) initially filed with the Securities and Exchange Commission (the “Commission”) on January 15, 2025, and declared effective by the Commission on August 21, 2025, as supplemented by a prospectus supplement filed with the Commission pursuant to Rule 424(b) on November 11, 2025.

(b)	Organization

VSA is a holding company that was incorporated in the Cayman Islands on October 8, 2003 by Mr. Shaoyun Han (“Mr.Han”), the founder and former chief executive officer of the Company, and five other individuals. VSA is the parent company of a number of wholly-owned subsidiaries that are engaged in the provision of educational products and services, with a specialized focus on brain-computer interface businesses that utilize core algorithms along with related software and hardware systems (AI business). The Company’s education services in certain locations of the PRC were previously conducted through Beijing Tarena Jinqiao Technology Co., Ltd. (“Beijing Tarena”) and Beijing Tongcheng Shidai Jinqiao Technology Co., Ltd. (“Beijing Tongcheng”), and their subsidiaries, in order to comply with laws and regulations of mainland China which restricted foreign investments in companies that were engaged in education products and services. Similarly, the Company’s AI business in Beijing was previously operated through Beijing Wangwen ZhisuanTechnology Co., Ltd. (“Beijing Wangwen Zhisuan”), which was established in April 2025, to adhere to the same foreign investment restrictions.

VSA effectively maintains financial control over Beijing Tarena and Beijing Tongcheng and their initial capital funding was provided by Tarena Technologies Inc. (a wholly-owned subsidiary of VSA) (“Tarena Tech”), formerly known as Beijing Tarena Technology Co., Ltd. and Tongcheng Shidai Technology Inc. (a wholly-owned subsidiary of VSA) (“Tongcheng Shidai”), formerly known as Tongcheng Shidai Technology Co., Ltd. through a series of contractual agreements and agreements (“VIE Agreements”). The recognized and unrecognized revenue-producing assets that were held by Beijing Tarena, Beijing Tongcheng and their subsidiaries primarily consists of property and equipment, operating leases for the learning premises, ICP license, www.tmooc.cn website and assembled workforce in those learning centers.

In 2024, the Company disposed of Tarena Hangzhou and Tarena Technologies and their subsidiaries, including its VIE, Beijing Tarena. In 2025, the Company completed the disposal of its STEM education business through a series of contractual arrangements, including equity transfer agreements.

Therefore, VSA terminated the VIE Agreements in accordance with completion of the Divestiture 2024 and the Disposition 2025.

(c)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of US$1.00 = RMB6.9931, representing the exchange rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.